Note 1 - Segment Information	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
1	Segment information

As mentioned in section II. AP – C, the Segment Information is disclosed as follows:

Reportable operating segments
(All amounts in millions of U.S. dollars)
Year ended December 31, 2019	Tubes	Other	Continuing operations	Discontinued operations
IFRS - Net Sales	6,870	424	7,294	-
Management view - operating income	857	73	929	-
Difference in cost of sales	(105)	3	(102)	-
Differences in depreciation and amortization	(1)	(0)	(1)	-
Differences in selling, general and administrative expenses	(1)	1	(0)	-
Differences in other operating income (expenses), net	6	-	6	-
IFRS - operating income	755	77	832	-
Financial income (expense), net			19	-
Income before equity in earnings of non-consolidated companies and income tax			852	-
Equity in earnings of non-consolidated companies			82	-
Income before income tax			934	-
Capital expenditures	338	12	350	-
Depreciation and amortization	523	17	540	-

Year ended December 31, 2018	Tubes	Other	Continuing operations	Discontinued operations
IFRS - Net Sales	7,233	426	7,659	-
Management view - operating income	702	81	783	-
Difference in cost of sales	112	7	119	-
Differences in depreciation and amortization	(34)	-	(34)	-
Differences in selling, general and administrative expenses	(2)	6	4	-
IFRS - operating income	777	95	872	-
Financial income (expense), net			37	-
Income before equity in earnings of non-consolidated companies and income tax			909	-
Equity in earnings of non-consolidated companies			194	-
Income before income tax			1,103	-
Capital expenditures	346	3	349	-
Depreciation and amortization	645	19	664	-

Year ended December 31, 2017	Tubes	Other	Continuing operations	Discontinued operations
IFRS - Net Sales	4,966	323	5,289	12
Management view - operating income	115	48	163	3
Difference in cost of sales	164	1	165	(1)
Differences in depreciation and amortization	(3)	-	(3)	-
Differences in selling, general and administrative expenses	14	(6)	8	-
Differences in other operating income (expenses), net	2	-	2	-
IFRS - operating income	292	43	335	2
Financial income (expense), net			(23)	-
Income before equity in earnings of non-consolidated companies and income tax			312	2
Equity in earnings of non-consolidated companies			116	-
Income before income tax			428	2
Capital expenditures	550	8	558	-
Depreciation and amortization	594	15	609	-

Transactions between segments, which were eliminated in consolidation, are mainly related to sales of scrap, energy, surplus raw materials and others from the Other segment to the Tubes segment for
$36,
$52
and
$53
million in
2019,
2018
and
2017,
respectively.

There are
no
material differences between total reportable segments’ revenues and the entity’s revenue under IFRS.

The main differences between operating income under IFRS view and the management view are mainly related to the cost of goods sold and other timing differences. See Section II. A. C. Segment Information.

In addition to the amounts reconciled above, the main differences in net income arise from the impact of functional currencies on financial result, deferred income taxes as well as the result of investment in non-consolidated companies and changes on the valuation of inventories according to cost estimation internally defined.

Geographical information
(all amounts in thousands of U.S. dollars)	North America	South America	Europe	Middle East & Africa	Asia Pacific	Unallocated (*)	Total continuing operations	Total discontinued operations
Year ended December 31, 2019
Net sales	3,429,911	1,391,288	738,880	1,382,172	351,804	-	7,294,055	-
Total assets	7,885,120	2,227,044	2,282,775	958,424	609,663	879,965	14,842,991	-
Trade receivables	612,809	176,173	149,321	319,406	90,451	-	1,348,160	-
Property, plant and equipment, net	3,771,570	1,129,260	816,721	254,858	117,608	-	6,090,017	-
Capital expenditures	169,390	113,999	55,169	4,578	7,038	-	350,174	-
Depreciation and amortization	276,046	105,308	82,400	42,520	33,247	-	539,521	-

Year ended December 31, 2018
Net sales	3,611,509	1,462,044	724,733	1,559,988	300,314	-	7,658,588	-
Total assets	7,971,311	2,489,522	1,913,589	588,746	482,563	805,568	14,251,299	-
Trade receivables	791,190	280,801	215,202	383,358	66,815	-	1,737,366	-
Property, plant and equipment, net	3,859,060	1,133,113	848,178	94,040	129,517	-	6,063,908	-
Capital expenditures	196,220	68,603	77,467	2,047	5,136	-	349,473	-
Depreciation and amortization	441,705	108,558	82,769	10,389	20,936	-	664,357	-

Year ended December 31, 2017
Net sales	2,451,357	1,142,142	545,777	937,439	211,789	-	5,288,504	11,899
Total assets	7,925,520	2,975,599	2,002,658	391,029	441,546	661,866	14,398,218	-
Trade receivables	582,204	234,877	214,944	135,524	46,511	-	1,214,060	-
Property, plant and equipment, net	3,914,229	1,190,145	878,788	102,481	143,500	-	6,229,143	-
Capital expenditures	430,142	58,949	57,285	7,562	4,153	-	558,091	145
Depreciation and amortization	354,091	126,273	93,900	12,094	22,282	-	608,640	-

(*) For
2019
and
2018
includes Investments in non-consolidated companies, for
2017
includes Investments in non-consolidated companies and Other equity investments for
$21.6
million. See Note
12
and
33.

There are
no
revenues from external customers attributable to the Company’s country of incorporation (Luxembourg). For geographical information purposes, “North America” comprises Canada, Mexico and the USA (
31%
); “South America” comprises principally Argentina (
12%
), Brazil and Colombia; “Europe” comprises principally Italy, Romania and United Kingdom; “Middle East and Africa” comprises principally Egypt, Kazakhstan, Nigeria, India and Saudi Arabia and; “Asia Pacific” comprises principally China, Japan, Indonesia and Thailand.

Revenue is mainly recognized at a point in time to direct customers, when control has been transferred and there is no
unfulfilled performance obligation that could affect the acceptance of the product by the customer. Tenaris’s revenues related to governmental institutions represents approximately
21%,
15%
and
17%
in
2019,
2018
and
2017
respectively.

Tubes segment revenues by market:

Revenues Tubes (in million US dollar)	2019	2018	2017
Oil and Gas	5,757	6,042	4,034
Hydrocarbon Processing and Power Generation	534	602	484
Industrial and Other	579	589	448
Total	6,870	7,233	4,966

At
December 2019,
2018
and
2017,
the Company recognized contract liabilities related to customer advances in the amount of
$82.7,
$62.7
and
$56.7
million, respectively. These amounts related to years
2018
and
2017
were reclassified to revenues during the subsequent year. In these periods, no
significant adjustment in revenues were performed related to performance obligations previously satisfied.